THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 12, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 15, 2000.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  12/31/98

Check here if Amendment [ ]; Amendment Number: 3
     This Amendment (check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       April 19, 2001
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $194,875 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                     TITLE OF                          VALUE   SHARES/ SH/  PUT/ INVSTMNT OTHR  VOTING AUTHORITY
NAME OF ISSUER                        CLASS              CUSIP        (X$1000) PRN AMT PRN  CLL  DISCRETN MGRS  SOLE   SHRD  NONE


AERIAL COMMUNICATIONS INC.              COM             007655103      2,232   386,200 SH          SOLE        386,200   0     0
AMERICAN STORES CO                      COM             030096101     11,683   316,300 SH          SOLE        316,300   0     0
AMF BOWLING INC.                        COM             03113V109      1,891   369,100 SH          SOLE        369,100   0     0
AMF BOWLING JAN99 10PUT                 PUTS            03113V0909MB99   512   100,000 SH          SOLE        100,000   0     0
AMF BOWLING JAN99 7.5 PUT               PUTS            03113V909MU99    640   125,000 SH          SOLE        125,000   0     0
AMF BOWLING APR99 10 PUT                PUTS            03113V909PB99    256    50,000 SH          SOLE         50,000   0     0
AMF BOWLING INC 0% 5/12/18 144A         DBCZ ZR0 144A18 03113VAA7        560 4,000,000 PRN         SOLE      4,000,000   0     0
AMP INC.                                COM             031897101     25,094   482,000 SH          SOLE        482,000   0     0
BOOLE & BABBAGE INC.                    COM             098586100      1,045    35,600 SH          SOLE         35,600   0     0
BORDEN CHEM & PLASTIC - COM UT          DEPOS COM UNIT  099541203        536   114,500 SH          SOLE        114,500   0     0
CITIZENS UTILITIES CO-CLASS B           CL B            177342201      2,040   251,100 SH          SOLE        251,100   0     0
ENRON OIL & GAS                         COM             293562104      7,967   461,900 SH          SOLE        461,900   0     0
ESSEX INTERNATIONAL INC.                COM             297025108      1,536    44,388 SH          SOLE         44,388   0     0
MIDWAY GAMES INC                        COM             598148104      5,720   520,000 SH          SOLE        520,000   0     0
PHOSPHATE RESOURCES PARTNERS            DEPOS UNIT      719217101         94    10,000 SH          SOLE         10,000   0     0
RUBBERMAID INC.                         COM             781088109     19,588   623,100 SH          SOLE        623,100   0     0
SEQUUS PHARMACEUTICALS INC.             COM             817471105      6,165   305,400 SH          SOLE        305,400   0     0
SUNBEAM CORP                            COM             867071102      2,090   298,700 SH          SOLE        298,700   0     0
SUNBEAM CORPORATION APR99 7.5 CALL      COM             867071902DU99  1,400   200,000 SH          SOLE        200,000   0     0
TIG HOLDINGS                            COM             872469101        648    41,700 SH          SOLE         41,700   0     0
TELECOM TCI VENTURES GROUP A            COM TCI VENT A  87924V887     22,236   940,000 SH          SOLE        940,000   0     0
TELE-COMMUNICATIONS-A                   COM TCI GRP A   87924V101     25,663   472,000 SH          SOLE        472,000   0     0
TELE-COMMUNICATIONS-A APR99 40 CALL     CALLS           87924V101DH99  1,359    25,000 SH  CALL    SOLE         25,000   0     0
TELE-COMMUNICATIONS-A APR99 45 CALL     CALLS           87924V101DI99  1,359    25,000 SH  CALL    SOLE         25,000   0     0
TYCO INTERNATIONAL APR 750 CALL         CALLS           902124106D099  9,806   130,000 SH  CALL    SOLE        130,000   0     0
US OFFICE PRODUCTS                      COM             912325305      1,878   482,900 SH          SOLE        482,900   0     0
US SATELLITE BROADCASTING CO            CL A            912534104     10,044   732,200 SH  PUT     SOLE        732,200   0     0
VANGUARD CELLULAR SYSTEMS INC.          CL A            922022108     20,261   785,900 SH          SOLE        785,900   0     0
MILLICOM INTL CELLULAR S.A.Q            ORD            L6388F102      10,572   310,400 SH          SOLE        310,400   0     0

